CONVERTIBLE NOTES (Details)						1 Months Ended		12 Months Ended
	Jun. 12, 2020 shares	May 29, 2020 USD ($)	Sep. 26, 2019 USD ($) subsidiary	Nov. 24, 2015 USD ($)	Nov. 24, 2015 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2019 subsidiary	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Feb. 03, 2020 USD ($)	Sep. 26, 2019 CNY (¥)	Dec. 11, 2015 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries disposed off | subsidiary							3
Gain on extinguishment of convertible notes								$ 8,698,223	¥ 56,800,000	¥ 0	¥ 0
Interest-free loan extended by Ark Pacific Associates Limited
Debt Instrument [Line Items]
Principal amount		$ 5,000,000
Convertible notes issued to Iliad
Debt Instrument [Line Items]
Principal amount												$ 500,000
Interest rate (as a percent)												6.00%
Gain on extinguishment of convertible notes						$ 0
The9 Computer, C9I Shanghai and Shanghai Kaie
Debt Instrument [Line Items]
Number of subsidiaries disposed off | subsidiary			3
The9 Computer, C9I Shanghai and Shanghai Kaie | Held for sale
Debt Instrument [Line Items]
Total consideration			$ 75,600,000										¥ 493,000,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Principal amount				$ 40,050,000	$ 40,050,000
Notes due date				2018
Notes extension					2 years
Interest rate (as a percent)				12.00%	12.00%
Interest rate after reduction applied retrospectively (as a percent)		7.00%
Repayment of convertible notes		$ 50,000,000
Repayment of debt in shares | shares	32,400,000
Beneficial conversion feature														$ 8,100,000